Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

October 31, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)
CIK No. 0000880859
Invesco International Companies Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on October 24, 2018 (Accession Number: 0001193125-18-306135).

Please direct any comments or questions to the undersigned or contact me at (713) 214-5770.

Very truly yours,

/s/ Melanie Ringold

Melanie Ringold

Assistant General Counsel